CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2020
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2020	2019

Investments in debt instruments and other	2,629	3,001
Other investments	252	252

Other investments, net – Non-current	2,881	3,253

Schedule of cash and cash equivalents

	As of December 31,
	2020	2019

(i) Other investments
Other deposits with maturity of more than three months	813,527	212,271

Other investments - Current	813,527	212,271
(ii) Cash and cash equivalents
Cash and banks	129,500	115,575
Restricted cash	54	69
Short-term bank deposits	259,020	199,877
Other deposits with maturity of less than three months	149,308	204,444

Cash and cash equivalents	537,882	519,965